Subsidiaries (Details) - Schedule of Recognized Amounts of Assets Acquired and Liabilities $ in Thousands	Dec. 31, 2023 USD ($)
Acquisition of GIS [Member]
Subsidiaries (Details) - Schedule of Recognized Amounts of Assets Acquired and Liabilities [Line Items]
Cash and cash equivalents	$ 5,409
Inventories	3,396
Other current assets	1,199
Property and equipment, net	139
Technology	5,924
Customer relationships	548
Goodwill	14,580
Trade accounts payable	(12)
Other accounts payable and accrued expenses	(1,064)
Deferred tax	(583)
Total identifiable net assets acquired	29,536
Acquisition of Formatec Holdings [Member]
Subsidiaries (Details) - Schedule of Recognized Amounts of Assets Acquired and Liabilities [Line Items]
Cash and cash equivalents	712
Trade and other receivables	691
Inventories	827
Property and equipment, net	480
Right-of-use assets	627
Deferred tax asset	857
Customer relationships	1,690
Intangible assets	3,237
Goodwill	7,470
Trade accounts payable	(1,275)
Lease liability	(434)
Deferred tax liabilities	(1,271)
Total identifiable net assets acquired	$ 13,611